Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) £ in Thousands, shares in Thousands	3 Months Ended
Mar. 31, 2021 GBP (£) shares
Disclosure of classes of share capital [line items]
Beginning balance, Shares | shares	51,175
Beginning balance	£ 99,230
Issue of shares on exercise of options | shares	987
Issue of shares on exercise of options	£ 198
Ending balance, Shares | shares	52,162
Ending balance	£ 91,459
Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	2,047
Issue of shares on exercise of options	39
Ending balance	2,086
Share Premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	140,890
Issue of shares on exercise of options	159
Ending balance	£ 141,049